UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds

114 State Street

Suite 200

Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.

114 State Street

Suite 200

Boston, Massachusetts 02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: October 31, 2006

Item 1. Schedule of Investments

The Schedule of Investments for the Green Century Balanced Fund is set forth below. For the period covered by this report, the Green Century Equity Fund was a “feeder fund” and invested its assets in the Domini Social Equity Trust. The Schedule of Investments of the Domini Social Equity Trust is set forth below.

GREEN CENTURY BALANCED FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006

SHARES	VALUE

COMMON STOCKS	67.0%

Computers -	6.9%
Apple Computer, Inc. (b)		2,885	$233,916
Cisco Systems, Inc.(b)		52,090	1,256,932
Hewlett-Packard Company		28,700	1,111,838
IBM Corporation		11,400	1,052,562
			3,655,248

Diversified Financial Services -	6.5%
American Express Company		10,880	628,973
CIT Group, Inc.		16,015	833,581
Citigroup, Inc.		18,980	952,037
JPMorgan Chase & Company		21,820	1,035,140
			3,449,731

Manufacturing -	6.5%
3M Company		11,945	941,744
Air Products & Chemicals, Inc.		14,000	975,380
Ecolab Inc.		4,400	199,540
Illinois Tool Works, Inc.		19,590	938,949
Interface, Inc. (b)		26,400	384,120
			3,439,733

Insurance -	6.2%
Ambac Financial Group, Inc.		11,010	919,225
Chubb Corporation		18,670	992,310
Philadelphia Consolidated Holding Corporation (b)		21,525	842,058
The Progressive Corporation		23,075	557,723
			3,311,316

Healthcare Products -	4.4%
Dentsply International, Inc.		28,800	900,864
Johnson & Johnson		21,590	1,455,166
			2,356,030

Banks -	3.7%
Bank of America Corporation		19,970	1,075,784
Barclays PLC American Depository Receipt (c)		5,000	271,550
East West Bancorp, Inc.		6,745	246,260
TCF Financial Corporation		14,500	377,435
			1,971,029

Transportation -	3.3%
FedEx Corporation		7,120	815,525
United Parcel Service, Inc.		12,450	938,107
			1,753,632

Telecommunications -	3.2%
BT Group PLC American Depository Receipt (c)		19,500	1,043,640
Qualcomm, Inc.		18,725	681,403
			1,725,043

Electrical Components & Equipment -	3.2%
Baldor Electric Company		15,525	498,042
Emerson Electric Company		14,455	1,220,002
			1,718,044

Software -	2.5%
Oracle Corporation (b)		71,760	1,325,407

Healthy Living -	2.3%
United Natural Foods, Inc. (b)		12,625	440,613
Whole Foods Market, Inc.		12,470	796,084
			1,236,697

Pharmaceuticals -	2.3%
Novo Nordisk A/S American Depository Receipt (c)		10,415	783,208
Teva Pharmaceutical Industries Ltd.
American Depository Receipt (c)		13,135	433,061
			1,216,269

Packaging & Containers -	2.1%
Sealed Air Corporation		19,060	1,134,451

Biotechnology -	2.0%
Amgen, Inc. (b)		14,250	1,081,718

Media -	2.0%
McGraw-Hill Companies, Inc.		16,310	1,046,613

Healthcare Services -	1.8%
UnitedHealth Group, Inc.		19,310	941,942

Food & Beverage -	1.7%
Green Mountain Coffee Roasters, Inc. (b)		4,755	188,155
JM Smucker Company		14,480	709,520
			897,675

		SHARES	VALUE

Retail -	1.2%
Staples, Inc.		26,010	$670,798

Internet -	1.0%
Google, Inc. (b)		1,080	514,501

Alternative/Renewable Energy -	0.9%
FuelCell Energy, Inc. (b)		16,225	107,410
Ormat Technologies, Inc.		10,000	384,000
			491,410

Auto Manufacturing -	0.9%
Toyota Motor Corporation American Depository Receipt (c)		3,960	467,280

Auto Parts & Equipment -	0.7%
Johnson Controls, Inc.		4,350	354,699

Electronics -	0.7%
Itron, Inc. (b)		2,910	158,420
NAM TAI Electronics, Inc. (c)		12,550	195,655
			354,075

Building Products -	0.4%
Cemex S.A. de C.V. American Depository Receipt (c)		6,800	209,032

Commercial Services -	0.3%
Bright Horizons Family Solutions, Inc. (b)		4,520	173,658

Semiconductors -	0.3%
MEMC Electronic Materials, Inc. (b)		4,400	156,200

Total Common Stocks
(Cost $31,789,102)			35,652,231

		PRINCIPAL AMOUNT
CORPORATE BONDS & NOTES	21.3%

Telecommunications -	3.0%
AT&T Corporation
7.30%, due 11/15/11 (e)		$ 1,000,000	1,089,484
BellSouth Corporation
4.75%, due 11/15/12		500,000	484,869

			1,574,353

Food & Beverage -	2.5%
Dean Foods Company
8.15%, due 8/01/07		1,300,000	1,324,375

Office Equipment -	2.0%
Xerox Corporation
7.625%, due 6/15/13		1,000,000	1,050,000

Computers -	1.9%
IBM Corporation
6.45%, due 8/01/07		500,000	503,128
Lexmark International, Inc.
6.75%, due 5/15/08		500,000	508,712
			1,011,840

Banks -	1.9%
Fleet National Bank
5.75%, due 1/15/09		500,000	506,595
M&I Marshall & Ilsley Bank
3.95%, due 8/14/09		500,000	485,214
			991,809

Healthy Living -	1.8%
NBTY, Inc.
7.125%, due 10/01/15		1,000,000	977,500

Diversified Financial Services -	1.8%
JPMorgan Chase & Company
4.60%, due 1/17/11		500,000	490,107
JPMorgan Chase & Company
4.50%, due 1/15/12		500,000	483,873
			973,980

Healthcare Services -	1.6%
HCA, Inc.
6.30%, due 10/01/12		1,000,000	855,000

		PRINCIPAL AMOUNT	VALUE

Insurance -	1.2%
Aetna, Inc.
5.75%, due 6/15/11		$ 595,000	$606,141

Software -	0.9%
Oracle Corporation
5.00%, due 1/15/11		500,000	497,068

Transportation -	0.9%
Ryder System, Inc.
4.625%, due 4/01/10		500,000	488,277

Housewares -	0.9%
Newell Rubbermaid, Inc.
4.00%, due 5/01/10		500,000	479,898

Auto Manufacturing -	0.9%
Toyota Motor Credit Corporation
4.125%, due 7/25/17 (c)(e)		500,000	479,614

Total Corporate Bonds and Notes
(Cost $11,538,044)			11,309,855

U.S GOVERNMENT AGENCIES	9.3%

Fannie Mae
5.00%, due 11/14/08		500,000	500,176
Fannie Mae
5.50%, due 3/01/12		480,744	482,050
Federal Home Loan Bank
4.60%, due 4/11/08		500,000	497,713
Federal Home Loan Bank
5.14%, due 1/13/09		500,000	498,367
Federal Home Loan Bank
4.265%, due 7/08/15		500,000	468,969
Freddie Mac
5.00%, due 11/01/10		500,000	495,677
SLM Corporation
4.00%, due 7/25/14 (d)		2,235,000	2,035,929

Total U.S. Government Agencies
(Cost $5,190,915)			4,978,881

SHORT TERM OBLIGATION	2.0%

Repurchase Agreement -
Investors Bank & Trust

Repurchase Agreement, 3.52%, dated 10/31/06, due 11/01/06,
proceeds $1,052,672 (collateralized by U.S.Treasury Bonds,
2.75%, due 08/15/2007, value $1,073,621) (Cost $1,052,569)		$1,052,569

TOTAL INVESTMENTS (a)	99.6%
(Cost $49,570,629)		52,993,536

Other Assets Less Liabilities	0.4%	187,257

NET ASSETS	100.0%	$53,180,793

(a) The cost of investments for federal income tax purposes is $49,576,186 resulting in gross unrealized appreciation and depreciation of $4,403,768 and $986,418 respectively, or net unrealized appreciation of $3,417,350.

(b) Non-income producing security.

(c) Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.

(d) Floating rate bond. Rate shown is currently in effect at October 31, 2006.

(e) Step rate bond. Rate shown is currently in effect at October 31, 2006.

See Notes to Schedule of Investments

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the “Balanced Fund”) and the Green Century Equity Fund (the “Equity Fund”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.

The Equity Fund invested substantially all of its assets in the Domini Social Equity Trust (the “Equity Trust”), an open-end, diversified management investment company having the same investment objective as the Fund until November 28, 2006. The Equity Fund accounted for its investment in the Equity Trust as a partnership investment and recorded its share of the Equity Trust income, expenses and realized and unrealized gains and losses daily. The value of such investment reflected the Fund’s proportionate interest in the net assets of the Equity Trust (2.49% at October 31, 2006). The Portfolio of Investments of the Equity Trust is included elsewhere in this report. On November 28, 2006, the Equity Fund withdrew its investment from the Equity Trust. As of November 28, 2006, the Equity Fund directly invests in the securities of the companies included in the Domini 400 SocialSM Index (the “Domini Index”).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the Trust’s significant accounting policies:

(A)

Balanced Fund Investment Valuation: Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ’s published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation is not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Equity Fund Investment Valuation: For the period ended October 31, 2006, the Equity Fund recorded its investment in the Equity Trust at fair value.

(B)

Balanced Fund Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on the ex-dividend date.

Equity Fund Securities Transactions, Investment Income and Expenses: For the period ended October 31, 2006, the Equity Fund recorded daily its proportionate share of the Equity Trust’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(C)

Options Transactions: The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The use of options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.

The Balanced Fund may write put or call options. Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated. The Balanced Fund continues to the bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.

(D)

Repurchase Agreements: The Balanced Fund may enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Balanced Fund’s adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost, which approximates fair value. The Balanced Fund requires that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Balanced Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

Domini Social Equity Trust
Portfolio of Investments
October 31, 2006 (unaudited)

Consumer Discretionary - 13.3%
American Greetings Corporation, Class A	13,100	313,221
AutoZone, Inc. (a)	12,531	1,403,472
Bandag, Inc.	2,900	127,281
Bed Bath & Beyond (a)	67,100	2,703,459
Best Buy Co., Inc.	95,200	5,259,799
Black & Decker Corp.	17,561	1,473,017
Bright Horizons Family Solutions, Inc. (a)	6,400	245,888
Centex Corporation	28,200	1,474,860
Champion Enterprises, Inc. (a)	19,000	175,940
Charming Shoppes, Inc. (a)	26,300	389,240
Circuit City Stores, Inc.	33,500	903,830
Claire's Stores, Inc.	22,200	629,370
Cooper Tire and Rubber Company	15,300	164,169
Darden Restaurants, Inc.	34,800	1,458,120
DeVry, Inc. (a)	14,100	343,335
Disney (Walt) Company (The)	493,050	15,511,352
Dollar General Corporation	74,351	1,043,145
Dow Jones & Company	14,800	519,332
eBay Inc. (a)	276,572	8,886,258
Emmis Communications Corporation, Class A (a)	7,660	94,524
Family Dollar Stores Inc.	35,800	1,054,310
Foot Locker, Inc.	36,400	844,116
Gaiam, Inc. (a)	4,100	59,491
Gap Inc.	127,797	2,686,293
Genuine Parts Company	40,700	1,852,664
Harley-Davidson, Inc.	62,300	4,275,649
Harman International Industries, Inc.	15,520	1,588,472
Hartmarx Corporation (a)	8,500	60,435
Home Depot, Inc. (The)	486,044	18,144,023
Horton (D.R.), Inc.	64,733	1,516,694
Interface, Inc., Class A (a)	11,400	165,870
Johnson Controls, Inc.	46,000	3,750,840
KB Home	17,800	799,932
Lee Enterprises, Inc.	10,900	310,977
Leggett & Platt, Incorporated	42,900	1,001,715
Limited Brands	80,530	2,373,219
Liz Claiborne, Inc.	24,500	1,033,165
Lowe's Companies, Inc.	359,973	10,849,586
Mattel, Inc.	89,885	2,034,098
McClatchy Newspapers A, Class A	8,600	372,810
McDonald's Corporation	291,093	12,202,619

McGraw-Hill Companies	83,000	5,326,110
Media General, Inc., Class A	5,600	207,760
Men's Wearhouse, Inc.	12,650	504,103
Meredith Corporation	9,300	488,250
Modine Manufacturing Company	7,800	185,718
New York Times Company, Class A	34,300	829,031
Newell Rubbermaid, Inc.	64,878	1,867,189
NIKE, Inc., Class B	44,500	4,088,660
Nordstrom, Inc.	54,400	2,575,840
Office Depot (a)	67,300	2,825,927
Omnicom Group, Inc.	40,100	4,068,145
Penney (J.C.) Company, Inc.	52,400	3,942,052
Pep Boys -- Manny, Moe & Jack	12,900	182,922
Phillips-Van Heusen Corporation	11,700	535,392
Pulte Homes, Inc.	50,300	1,558,797
Radio One, Inc. (a)	2,300	15,847
RadioShack Corporation	32,300	576,232
Ruby Tuesday, Inc.	14,000	388,500
Scholastic Corporation (a)	5,100	160,242
Scripps (E.W.) Company (The), Class A	19,900	984,254
Snap-On Incorporated	13,850	651,366
Spartan Motors, Inc.	3,100	64,387
Stanley Works	19,300	919,645
Staples, Inc.	172,084	4,438,046
Starbucks Corporation (a)	178,314	6,731,354
Stride Rite Corporation	9,200	135,700
Target Corporation	202,400	11,978,032
Tiffany & Co.	32,800	1,171,616
Timberland Company (The) (a)	12,200	351,970
Time Warner, Inc.	959,220	19,193,992
TJX Companies, Inc.	106,900	3,094,755
Tribune Company	43,800	1,459,854
Tupperware Corporation	13,300	282,359
Univision Communications, Inc., Class A (a)	59,800	2,096,588
Valassis Communications Inc. (a)	11,400	171,114
Washington Post Company, Class B	1,300	979,030
Wendy's International, Inc.	27,300	944,580
Whirlpool Corporation	18,536	1,611,334
		197,683,283

Consumer Staples - 12.0%
Alberto-Culver Company, Class B	17,450	886,635
Avon Products, Inc.	106,143	3,227,809
Campbell Soup Company	54,900	2,052,162
Chiquita Brands International, Inc.	10,000	137,000
Church & Dwight Co., Inc.	15,400	624,778
Clorox Company	35,900	2,317,704
Coca-Cola Company	480,000	22,425,600

Colgate-Palmolive Company	122,000	7,804,340
Costco Wholesale Corporation	110,330	5,889,415
CVS Corporation	193,900	6,084,582
Dean Foods (a)	31,600	1,323,724
Estée Lauder Companies, Inc. (The), Class A	28,000	1,130,920
General Mills Incorporated	83,900	4,767,198
Green Mountain Coffee, Inc. (a)	1,300	51,441
Hain Celestial Group, Inc. (The) (a)	9,500	268,185
Heinz (H.J.) Company	78,793	3,321,913
Hershey Foods Corporation	41,700	2,206,347
Kellogg Company	57,700	2,902,887
Kimberly-Clark Corporation	107,664	7,161,809
Kroger Company	170,700	3,839,043
Longs Drug Stores Corporation	6,600	284,064
McCormick & Company, Inc.	31,300	1,170,620
PepsiAmericas, Inc.	14,400	294,480
PepsiCo, Inc.	387,970	24,612,817
Procter & Gamble Company	748,487	47,446,591
Safeway Inc.	105,700	3,103,352
Smucker (J.M.) Company	13,605	666,645
SUPERVALU, Inc.	47,580	1,589,172
Sysco Corporation	146,300	5,117,574
Tootsie Roll Industries, Inc.	6,337	201,390
United Natural Foods, Inc. (a)	10,000	349,000
Walgreen Company	237,559	10,376,577
Whole Foods Market, Inc.	33,400	2,132,256
Wild Oats Markets, Inc. (a)	6,550	117,769
Wrigley (Wm.) Jr. Company	52,000	2,701,400
		178,587,199

Energy - 3.2%
Anadarko Petroleum Corporation	108,470	5,035,177
Apache Corporation	77,124	5,037,740
Cameron International Corp. (a)	26,500	1,327,650
Chesapeake Energy Corp	90,200	2,926,088
Devon Energy Corporation	104,244	6,967,669
EOG Resources, Inc.	57,200	3,805,516
Helmerich & Payne, Inc.	25,000	598,750
Kinder Morgan, Inc.	24,500	2,574,950
National Oilwell Varco, Inc. (a)	41,200	2,488,480
Newfield Exploration (a)	30,600	1,248,174
Noble Energy, Inc.	42,000	2,042,460
Ormat Technologies Inc.	1,800	69,120
Pioneer Natural Resources Company	29,700	1,209,681
Rowan Companies, Inc.	26,200	874,556
Smith International	46,792	1,847,348
Sunoco, Inc.	31,035	2,052,345
Williams Companies, Inc.	140,477	3,431,853

XTO Energy Inc.	85,593	3,993,769
		47,531,326

Financials - 22.6%
AFLAC, Inc.	116,300	5,224,196
Allied Capital Corporation	34,000	1,072,020
AMBAC Financial Group, Inc.	25,200	2,103,948
American Express Company	286,600	16,568,346
AmSouth Bancorporation	81,000	2,447,820
BB&T Corporation	127,100	5,531,392
Capital One Financial Corporation	71,700	5,687,961
Cathay General Bancorp	12,290	423,391
Chicago Mercantile Exchange	8,300	4,158,300
Chittenden Corporation	10,920	322,031
Chubb Corporation	96,200	5,113,030
Cincinnati Financial Corporation	40,417	1,845,036
CIT Group	46,700	2,430,735
Comerica Incorporated	38,100	2,217,039
Edwards (A.G.), Inc.	18,187	1,037,568
Equity Office Properties Trust	82,500	3,506,250
Fannie Mae	228,196	13,522,895
Fifth Third Bancorp	131,711	5,248,683
First Horizon National Corporation	29,500	1,159,940
FirstFed Financial Corp. (a)	4,100	253,257
Franklin Resources, Inc.	39,000	4,444,440
Freddie Mac	162,800	11,231,572
Genl Growth Properties	57,434	2,980,825
Hartford Financial Services Group (The)	71,800	6,258,806
Heartland Financial USA, Inc.	3,000	85,980
Janus Capital Group Inc.	49,126	986,450
KeyCorp	95,000	3,528,300
Lincoln National Corporation	67,859	4,296,153
M&T Bank Corp.	18,490	2,252,267
Maguire Properties Inc.	6,700	286,492
Marsh & McLennan Companies, Inc.	129,600	3,815,424
MBIA, Inc.	32,200	1,997,044
Medallion Financial Corp.	3,400	40,630
Mellon Financial Corporation	97,200	3,771,360
Merrill Lynch & Co., Inc.	209,061	18,276,113
MGIC Investment Corporation	20,100	1,181,076
Moody's Corporation	55,800	3,699,540
Morgan (J.P.) Chase & Co.	817,151	38,765,643
National City Corporation	141,700	5,278,325
Northern Trust Corporation	43,500	2,554,320
PNC Financial Services Group	70,000	4,902,100
Popular Inc.	65,896	1,198,648
Principal Financial Group, Inc.	64,000	3,615,360
Progressive Corporation (The)	183,612	4,437,902

ProLogis	57,800	3,657,006
Regions Financial Corp. (New)	107,600	4,083,420
SAFECO Corporation	27,700	1,611,863
Schwab (Charles) Corporation	243,800	4,442,036
SLM Corporation	97,200	4,731,696
Sovereign Bancorp	83,955	2,003,166
St. Paul Travelers Companies, Inc. (The)	162,364	8,301,671
State Street Corporation	78,600	5,048,478
SunTrust Banks, Inc.	86,200	6,808,938
Synovus Financial Corporation	75,450	2,216,721
T. Rowe Price Group, Inc.	62,300	2,947,413
TradeStation Group, Inc. (a)	5,100	79,815
U.S. Bancorp	417,821	14,139,063
UnumProvident Corporation	81,600	1,614,048
Wachovia Corporation	443,974	24,640,557
Wainwright Bank & Trust Co.	1,056	11,690
Washington Mutual, Inc.	227,942	9,641,947
Wells Fargo & Company	792,396	28,756,051
Wesco Financial Corporation	300	143,823
		334,638,010

Health Care - 13.7%
Affymetrix Inc (a)	16,100	410,550
Allergan, Inc.	35,805	4,135,478
Amgen, Inc. (a)	275,753	20,932,410
Bard (C.R.), Inc.	24,600	2,016,216
Bausch & Lomb Incorporated	12,200	653,188
Baxter International, Inc.	153,200	7,042,604
Becton Dickinson and Company	58,200	4,075,746
Biogen Idec Inc. (a)	80,850	3,848,460
Biomet, Inc.	58,200	2,202,288
Boston Scientific Corporation (a)	278,219	4,426,464
CIGNA Corporation	26,100	3,053,178
Cross Country Healthcare, Inc. (a)	5,200	100,672
Dionex Corporation (a)	4,800	261,120
Fisher Scientific International (a)	29,000	2,482,980
Forest Laboratories, Inc. (a)	75,596	3,699,668
Gen-Probe Inc. (a)	12,300	588,801
Genzyme Corporation (a)	61,409	4,145,722
Gilead Sciences (a)	107,800	7,427,420
Health Management Association, Class A	56,900	1,120,930
Hillenbrand Industries, Inc.	14,300	839,124
Humana, Inc. (a)	39,200	2,352,000
IMS Health, Inc.	48,013	1,337,162
Invacare Corporation	7,700	168,091
Invitrogen Corporation (a)	12,200	707,722
Johnson & Johnson	689,537	46,474,793
King Pharmaceuticals Inc. (a)	55,800	933,534

Manor Care, Inc.	17,300	830,227
McKesson HBOC, Inc.	71,120	3,562,401
MedImmune, Inc. (a)	56,900	1,823,076
Medtronic, Inc.	271,034	13,193,935
Merck & Co., Inc.	512,000	23,255,040
Millipore Corporation (a)	12,800	825,984
Molina Healthcare Inc. (a)	2,900	113,767
Mylan Laboratories, Inc.	50,075	1,026,538
Patterson Companies, Inc. (a)	31,900	1,047,915
Quest Diagnostics Incorporated	38,200	1,900,068
St. Jude Medical, Inc. (a)	83,800	2,878,530
Stryker Corporation	69,035	3,609,840
Synovis Life Technologies, Inc. (a)	2,600	19,188
Thermo Electron Corporation (a)	37,500	1,607,625
UnitedHealth Group Incorporated	317,782	15,501,406
Waters Corporation (a)	24,400	1,215,120
Watson Pharmaceuticals (a)	24,300	653,913
Zimmer Holdings, Inc. (a)	57,691	4,154,329
		202,655,223

Industrials - 6.8%
3M Company	177,607	14,002,536
Alaska Air Group, Inc. (a)	9,500	381,425
American Power Conversion	39,500	1,194,085
AMR Corporation (a)	50,200	1,422,668
Apogee Enterprises, Inc.	6,700	107,803
Avery Dennison Corporation	22,500	1,420,650
Baldor Electric Company	7,000	224,560
Banta Corporation	5,750	254,610
Brady Corporation, Class A	12,000	444,000
CLARCOR, Inc.	12,400	403,992
Cooper Industries, Inc., Class A	21,800	1,950,010
Cummins, Inc.	12,500	1,587,250
Deere & Company	54,100	4,605,533
Deluxe Corporation	11,200	253,904
Donaldson Company, Inc.	16,900	634,595
Donnelley (R.R.) & Sons Company	51,500	1,743,790
Emerson Electric Company	95,800	8,085,520
Energy Conversion Devices (a)	8,100	297,999
Fastenal Company	28,700	1,154,888
FedEx Corporation	72,300	8,281,241
GATX Corporation	12,200	531,554
Graco, Inc.	16,152	658,356
Grainger (W.W.), Inc.	17,700	1,288,206
Granite Construction Incorporated	8,225	428,523
Herman Miller, Inc.	15,000	514,200
HNI Corporation	11,900	535,143
Hubbell Incorporated, Class B	14,460	716,059

Ikon Office Solutions	30,800	459,228
Illinois Tool Works, Inc.	97,900	4,692,347
JetBlue Airways Corporation (a)	38,550	484,188
Kadant Inc. (a)	3,700	101,010
Kansas City Southern Industries, Inc. (a)	17,200	488,308
Kelly Services, Inc.	5,075	146,059
Lawson Products, Inc.	600	29,046
Lincoln Electric Holdings, Inc.	10,100	621,049
Masco Corporation	93,496	2,585,164
Milacron, Inc. (a)	12,633	11,370
Monster Worldwide (a)	29,700	1,203,147
Nordson Corporation	8,000	368,400
Norfolk Southern Corporation	98,000	5,151,860
Pall Corp.	28,600	912,340
Pitney Bowes, Inc.	52,200	2,438,262
Robert Half International, Inc.	40,700	1,487,585
Ryder System, Inc.	14,700	773,955
Smith (A.O.) Corporation	5,200	182,832
Southwest Airlines Co.	187,262	2,814,548
SPX Corporation	13,730	789,750
Standard Register Company	3,200	43,296
Steelcase, Inc.	13,300	220,381
Tennant Company	4,600	127,190
Thomas & Betts Corporation (a)	12,400	638,972
Toro Company	9,700	418,652
Trex Company, Inc. (a)	2,600	68,692
United Parcel Service, Inc., Class B	255,159	19,226,230
YRC Worldwide Inc. (a)	13,180	510,593
		100,117,554

Information Technology - 19.1%
3Com Corporation (a)	93,700	455,382
Adaptec, Inc. (a)	27,400	124,122
ADC Telecommunications (a)	27,828	398,219
Adobe Systems Incorporated (a)	136,600	5,224,950
Advanced Micro Devices, Inc. (a)	115,500	2,456,685
Advent Software, Inc. (a)	4,200	155,484
Analog Devices, Inc.	83,900	2,669,698
Andrew Corporation (a)	38,000	351,880
Apple Computer, Inc. (a)	200,654	16,269,026
Applied Materials, Inc.	329,000	5,721,310
Arrow Electronics, Inc. (a)	29,000	865,650
Autodesk, Inc. (a)	55,100	2,024,925
Automatic Data Processing, Inc.	131,074	6,480,299
BMC Software, Inc. (a)	48,700	1,476,097
CDW Corporation	14,200	932,514
Ceridian Corporation (a)	32,400	763,668
Cisco Systems, Inc. (a)	1,436,858	34,671,384

Coherent, Inc. (a)	7,700	248,171
Compuware Corporation (a)	86,000	691,440
Convergys Corp. (a)	31,900	676,599
Dell Inc. (a)	535,394	13,026,136
Electronic Arts Inc. (a)	72,300	3,823,947
Electronic Data Systems Corporation	122,200	3,095,326
EMC Corporation (a)	539,900	6,613,775
Entegris, Inc. (a)	32,800	367,688
Gerber Scientific, Inc. (a)	5,700	83,277
Hewlett-Packard Company	645,310	24,999,309
Imation Corporation	7,900	361,583
Intel Corporation	1,359,155	29,004,368
Itron, Inc. (a)	6,100	332,084
Lexmark International Group, Inc. (a)	23,400	1,488,006
LSI Logic Corporation (a)	95,000	954,750
Lucent Technologies, Inc. (a)	1,049,192	2,549,537
Merix Corporation (a)	4,750	42,750
Micron Technology, Inc. (a)	167,900	2,426,155
Microsoft Corporation	2,036,210	58,459,589
Molex Incorporated	33,546	1,170,755
National Semiconductor Corporation	70,900	1,722,161
Novell, Inc. (a)	62,500	375,000
Novellus Systems, Inc. (a)	29,300	810,145
Palm Inc. (a)	21,108	324,008
Paychex, Inc.	78,700	3,107,076
Plantronics Inc.	11,000	232,210
Polycom Inc. (a)	21,000	575,400
Qualcomm, Inc.	389,500	14,173,905
Red Hat, Inc. (a)	45,400	743,652
Salesforce.com, Inc. (a)	20,100	784,302
Sapient Corporation (a)	19,800	107,910
Solectron Corporation (a)	217,400	726,116
Sun Microsystems, Inc. (a)	826,300	4,486,809
Symantec Corporation (a)	235,200	4,666,368
Tektronix, Inc.	19,900	604,363
Tellabs, Inc. (a)	105,600	1,113,024
Texas Instruments, Inc.	361,362	10,905,905
Xerox Corporation (a)	225,400	3,831,800
Xilinx, Inc.	80,800	2,061,208
		282,807,900

Materials - 1.8%
Air Products & Chemicals, Inc.	52,400	3,650,708
Airgas, Inc.	16,800	635,208
Aleris International, Inc. (a)	7,500	386,325
Bemis Company, Inc.	24,900	837,138
Cabot Corporation	14,900	589,295
Calgon Carbon Corporation (a)	10,100	46,662

Caraustar Industries, Inc. (a)	7,200	77,976
Chaparral Steel Company	11,200	465,808
Crown Holdings, Inc. (a)	39,900	775,656
Ecolab, Inc.	42,500	1,927,375
Fuller (H.B.) Company	14,200	352,018
Lubrizol Corporation	16,300	733,500
MeadWestvaco Corp.	43,112	1,186,442
Minerals Technologies, Inc.	4,700	259,252
Nucor Corporation	73,193	4,275,203
Praxair, Inc.	76,400	4,603,100
Rock-Tenn Company, Class A	7,800	160,992
Rohm & Haas Company	34,087	1,766,388
Schnitzer Steel Industries Inc., Class A	5,300	185,288
Sealed Air Corporation	18,800	1,118,976
Sigma-Aldrich Corporation	15,800	1,186,738
Sonoco Products Company	23,545	835,377
Valspar Corporation	24,200	648,318
Wausau-Mosinee Paper Corporation	10,700	145,092
Wellman, Inc.	4,400	16,588
Worthington Industries, Inc.	17,100	295,488
		27,160,911

Telecommunication Services - 6.2%
AT&T Inc.	914,167	31,310,220
BellSouth Corporation	428,279	19,315,383
Citizens Communications Company	75,167	1,101,948
Sprint Corp. - FON Group	704,599	13,168,955
Telephone and Data Systems, Inc.	24,900	1,216,365
Verizon Communications	684,022	25,308,814
		91,421,685

Utilities - 0.9%
AGL Resources, Inc.	18,500	693,750
Cascade Natural Gas Corporation	2,900	74,646
Cleco Corporation	12,200	313,540
Energen Corporation	17,200	736,504
Equitable Resources, Inc.	27,900	1,130,508
IDACORP, Inc.	10,200	402,186
KeySpan Corporation	41,600	1,688,128
MGE Energy, Inc.	5,100	174,420
National Fuel Gas Company	19,100	714,340
NICOR, Inc.	10,300	473,388
NiSource, Inc.	64,847	1,508,990
Northwest Natural Gas Company	6,500	268,905
OGE Energy Corporation	21,600	833,328
Peoples Energy Corporation	9,100	397,579
Pepco Holdings, Inc.	45,300	1,151,526

Questar Corporation	20,400	1,662,192
Southern Union Company	24,021	664,901
WGL Holdings	11,200	363,440
		13,252,271

Total Investment 99.6%
(Cost $1,061,841,736) (b)	$ 1,475,855,362

Other Assets, less liabilities - 0.4%	5,654,147
$ 1,481,509,509

(a) Non-income producing security

(b) The aggregate cost for federal income tax purposes is $1,175,232,479. The aggregate gross unrealized appreciation is $358,660,441, and the aggregate gross unrealized depreciation is $58,037,558, resulting in net unrealized appreciation of $300,622,883.

DOMINI SOCIAL EQUITY TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

OCTOBER 31, 2006 (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Equity Trust (formerly Domini Social Index Trust) (the ‘‘Equity Trust’’) is a series of Domini Social Trust (formerly Domini Social Index Portfolio) (the ‘‘Trust’’) which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. The Equity Trust intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,SM which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Equity Trust. The Equity Trust commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Index Trust’s significant accounting policies.

(A) Valuation of Investments. The Equity Trust values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (NOCP). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Equity Trust securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Equity Trust’s Board of Trustees.

(B) Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

(C) Federal Taxes. The Equity Trust will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Equity Trust will be taxed on its share of the Equity Trust’s ordinary income and capital gains. It is intended that the Equity Trust will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(D) Subsequent Event. Effective November 30, 2006, the Domini Social Equity Trust will be actively managed and submanaged by Wellington Management Company, LLP.

Item 2. Controls and Procedures

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis

Kristina A. Curtis

President and Principal Executive Officer

December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis

Kristina A. Curtis

President and Principal Executive Officer

December 29, 2006

/s/ Bernadette Buck

Bernadette Buck

Treasurer and Principal Financial Officer

December 29, 2006